Related Party Balances And Transactions (Schedule Of Balances With Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Balances And Transactions [Abstract]
Trade payables, other accounts payable and accrued expenses	$ 3,024	$ 1,432